Schedule of disaggregated information of cost of revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Total cost of revenues	$ 3,248,850	$ 2,864,383	$ 2,894,296
Property Management Services Common Area Management [Member]
Product Information [Line Items]
Total cost of revenues	2,334,029	1,983,009	2,210,703
Property Management Services Security Management [Member]
Product Information [Line Items]
Total cost of revenues	880,833	881,374	683,593
Property Management Services [Member]
Product Information [Line Items]
Total cost of revenues	3,214,862	2,864,383	2,894,296
Holistic Wellness Consumer Products [Member]
Product Information [Line Items]
Total cost of revenues	844
Wellness Therapie Service [Member]
Product Information [Line Items]
Total cost of revenues	33,144
Holistic Wellness Consumer Products and Services [Member]
Product Information [Line Items]
Total cost of revenues	$ 33,988